Consolidated Statements of Cash Flows (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Transaction costs	$ 0	$ 180
Government loan [member]
Statement Line Items [Line Items]
Repayments	45	45
The 2027 notes [member]
Statement Line Items [Line Items]
Transaction costs		$ 722
April private placement [member]
Statement Line Items [Line Items]
Transaction costs	338
October private placement [member]
Statement Line Items [Line Items]
Transaction costs	5,078
Transaction costs, cash	$ 2,246